JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace & Defense — 0.6%
Bombardier, Inc., Class B*	5,485,386	5,098,251
CAE, Inc.	685,760	20,338,582

		25,436,833

Airlines — 0.6%
Air Canada*	684,867	22,941,026

Auto Components — 0.9%
Magna International, Inc.	733,722	37,196,168

Banks — 24.7%
Bank of Montreal(a)	1,648,448	125,720,006
Bank of Nova Scotia (The)	3,136,130	171,285,685
Canadian Imperial Bank of Commerce	1,149,100	93,706,266
National Bank of Canada	861,918	47,824,270
Royal Bank of Canada	3,689,797	291,581,510
Toronto-Dominion Bank (The)	4,693,465	259,392,497

		989,510,234

Capital Markets — 4.4%
Brookfield Asset Management, Inc., Class A	2,405,241	147,178,794
CI Financial Corp.	543,732	9,527,841
IGM Financial, Inc.	208,928	6,041,767
TMX Group Ltd.	130,449	12,070,032

		174,818,434

Chemicals — 1.7%
Methanex Corp.	196,509	6,371,619
Nutrien Ltd.	1,477,540	63,069,544

		69,441,163

Commercial Services & Supplies — 1.9%
Ritchie Bros Auctioneers, Inc.	279,083	11,782,052
Waste Connections, Inc.	680,083	65,546,763

		77,328,815

Construction & Engineering — 0.6%
SNC-Lavalin Group, Inc.(a)	452,759	10,414,073
WSP Global, Inc.	166,640	11,842,596

		22,256,669

Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	373,574	15,754,243

Diversified Financial Services — 0.4%
Onex Corp.(a)	219,296	14,068,483

Diversified Telecommunication Services — 1.4%
BCE, Inc.	769,075	36,239,623
TELUS Corp.	512,227	20,533,204

		56,772,827

Electric Utilities — 2.4%
Emera, Inc.(a)	620,297	27,635,417
Fortis, Inc.	1,190,694	51,932,037
Hydro One Ltd.(b)	784,720	15,950,558

		95,518,012

Equity Real Estate Investment Trusts (REITs) — 0.6%
Canadian Apartment Properties	214,055	9,154,838
H&R(a)	361,491	5,842,748
RioCan	400,833	8,226,254

		23,223,840

Food & Staples Retailing — 3.8%
Alimentation Couche-Tard, Inc., Class B	2,314,260	77,346,018
Empire Co. Ltd., Class A	446,942	10,368,082
George Weston Ltd.	182,568	14,712,768
Loblaw Cos. Ltd.	450,605	23,575,555
Metro, Inc.	655,704	26,730,566

		152,732,989

Food Products — 0.5%
Saputo, Inc.	610,176	18,746,982

Gas Utilities — 0.3%
AltaGas Ltd.(a)	717,760	11,557,704

Hotels, Restaurants & Leisure — 1.5%
Restaurant Brands International, Inc.	769,864	46,969,034
Stars Group, Inc. (The)*	601,058	14,342,913

		61,311,947

Insurance — 7.8%
Fairfax Financial Holdings Ltd.	70,843	31,699,486
Great-West Lifeco, Inc.	694,119	17,984,994
iA Financial Corp., Inc.	275,671	15,170,862
Intact Financial Corp.	368,855	39,959,756
Manulife Financial Corp.	5,026,206	97,911,131
Power Corp. of Canada	846,762	21,127,460
Power Financial Corp.	616,581	16,003,897
Sun Life Financial, Inc.	1,515,486	71,250,974

		311,108,560

IT Services — 4.3%
CGI, Inc.*	618,569	47,362,548
Shopify, Inc., Class A*	267,406	124,535,545

		171,898,093

Media — 0.9%
Quebecor, Inc., Class B	458,201	11,370,199
Shaw Communications, Inc., Class B	1,176,609	22,991,619

		34,361,818

Metals & Mining — 7.2%
Agnico Eagle Mines Ltd.	618,335	38,219,588
Barrick Gold Corp.	4,585,000	84,916,390
First Quantum Minerals Ltd.	1,777,966	13,918,489
Franco-Nevada Corp.	486,360	55,284,218
Kinross Gold Corp.*	3,232,580	16,390,065
Kirkland Lake Gold Ltd.	493,290	20,228,841
Lundin Mining Corp.	1,649,064	8,647,804
Teck Resources Ltd., Class B	1,254,073	16,204,208
Wheaton Precious Metals Corp.	1,153,373	33,954,520

		287,764,123

Multiline Retail — 1.0%
Canadian Tire Corp. Ltd., Class A(a)	150,039	16,091,156
Dollarama, Inc.	753,973	25,688,864

		41,780,020

Multi-Utilities — 0.9%
Algonquin Power & Utilities Corp.	1,351,887	20,696,109
Atco Ltd., Class I	191,194	7,457,635
Canadian Utilities Ltd., Class A	308,730	9,448,062

		37,601,806

Oil, Gas & Consumable Fuels — 17.7%
Cameco Corp.	1,020,781	8,230,114
Canadian Natural Resources Ltd.	3,054,510	85,906,651
Cenovus Energy, Inc.	2,630,242	22,895,865

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc.	5,219,780	212,238,448
Husky Energy, Inc.	777,683	5,059,582
Imperial Oil Ltd.	599,242	14,209,018
Inter Pipeline Ltd.(a)	1,077,974	17,960,803
Keyera Corp.(a)	555,225	14,486,867
Ovintiv, Inc.	670,049	10,440,086
Pembina Pipeline Corp.(a)	1,341,317	51,366,137
PrairieSky Royalty Ltd.(a)	535,444	5,870,706
Suncor Energy, Inc.	3,978,295	121,597,425
TC Energy Corp.	2,409,857	132,146,987
Tourmaline Oil Corp.	645,499	6,511,570

		708,920,259

Paper & Forest Products — 0.1%
West Fraser Timber Co. Ltd.	130,106	5,212,498

Pharmaceuticals — 1.0%
Aurora Cannabis, Inc.*(a)	2,809,913	5,308,133
Bausch Health Cos., Inc.*	802,818	22,026,841
Canopy Growth Corp.*(a)	575,123	12,950,480

		40,285,454

Professional Services — 0.9%
Thomson Reuters Corp.	438,326	35,237,648

Road & Rail — 6.7%
Canadian National Railway Co.	1,850,548	172,931,291
Canadian Pacific Railway Ltd.	354,630	94,204,456

		267,135,747

Software — 2.3%
BlackBerry Ltd.*	1,273,287	7,754,793
Constellation Software, Inc.	50,831	53,429,396
Open Text Corp.	696,829	31,360,991

		92,545,180

Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc.	525,333	14,556,416

Thrifts & Mortgage Finance — 0.1%
Genworth MI Canada, Inc.(a)	99,922	4,409,434

Trading Companies & Distributors — 0.2%
Finning International, Inc.	421,189	7,285,036

Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc., Class B	916,874	45,906,054

TOTAL COMMON STOCKS (Cost $3,676,595,638)		3,974,624,515

SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(c)(d)	76,297,773	76,313,033
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)	106,166,944	106,166,944

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $182,480,575)		182,479,977

Total Investments — 103.9% (Cost $3,859,076,213)		4,157,104,492
Liabilities in Excess of Other Assets — (3.9)%		(155,917,164)

Net Assets — 100.0%		4,001,187,328

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $171,043,978.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	153	03/2020	CAD	23,857,549	329,624

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$4,157,104,492	$—	$—	$4,157,104,492

Appreciation in Other Financial Instruments
Futures Contracts(a)	$329,624	$—	$—	$329,624

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$174,004,202	$1,040,300,001	$1,138,000,000	$9,429	$(599)	$76,313,033	76,297,773	$597,581	$—
JPMorganU.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	52,671,952	1,208,948,429	1,155,453,437	—	—	106,166,944	106,166,944	233,115	—

Total	$226,676,154	$2,249,248,430	$2,293,453,437	$9,429	$(599)	$182,479,977		$830,696	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.